SHARE-BASED COMPENSATION - Stock option activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Outstanding
Balance at the beginning	255,147	251,847	251,847
Exercised	(77,679)
Balance at the end	176,142	265,102	255,147	251,847
2013 and 2021 Stock Incentive Plan
Options Outstanding
Balance at the beginning	255,147	251,847	251,847	224,884
Granted			70,164	43,259
Exercised	(77,679)		(55,694)
Cancelled/forfeited	(1,326)		(11,170)	(16,296)
Balance at the end	176,142		255,147	251,847	224,884
Options exercisable at the end	135,786		179,711
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 2.32	$ 1.00	$ 1.00	$ 1.08
Granted (in dollars per share)			5.74	1.00
Exercised (in dollars per share)	1.04	$ 0	1.00	1.00
Cancelled/forfeited (in dollars per share)	1.00		1.00	4.20
Balance at the end (in dollars per share)	1.18		2.32	$ 1.00	$ 1.08
Options exercisable at the end (in dollars per share)	$ 1.25		$ 1.12
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term (in years)	8 years 3 days		7 years 9 months	8 years 21 days	8 years 9 months 10 days
Granted (in years)			9 years 4 months 2 days
Options exercisable at the end (in years)	7 years 1 month 2 days		7 years 14 days
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Intrinsic Value
Balance at the beginning (in dollars)	$ 1,550,409	$ 89,100	$ 89,100
Granted (in dollars)			432,520
Exercised (in dollars)	336,632		(379,276)
Balance at the end (in dollars)	500,420		1,550,409	$ 89,100
Options exercisable at the end (in dollars)	$ 559,850		$ 1,219,964